Consolidated Statements of Cash Flows - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss before income tax	₽ (57,162)	₽ (56,777)	₽ (22,034)
Adjusted for:
Depreciation and amortization of non-current assets	19,770	9,880	4,963
Interest expense	11,860	5,802	2,115
Interest income	(2,869)	(1,484)	(311)
Foreign currency exchange (gain)/loss, net	(4,963)	108	1,984
Write-downs and losses of inventories	5,591	3,317	482
Loss on disposal of non-current assets	2,157	33	35
Forgiveness of lease payments	0	0	(21)
Share of profit of an associate	(289)	(197)	(112)
Changes in expected credit losses	652	(19)	131
Loss on convertible bonds	8,567	0	0
Share-based compensation expense	10,999	7,820	644
Derecognition and impairment of non-current assets	668	0	0
Net gain on revaluation of financial instruments at fair value through profit or loss	(726)	(6,341)	0
Changes in working capital:
Changes in inventories	(13,801)	(14,278)	(5,005)
Changes in accounts receivable	164	(3,125)	(482)
Changes in loans to customers	(5,185)	0	0
Changes in other assets	(9,619)	(7,042)	(481)
Changes in accounts payable and other liabilities	17,921	53,311	26,087
Changes in customer deposits and other financial liabilities	6,138	0	0
Cash (used in) / generated from operations	(10,127)	(8,992)	7,995
Interest paid	(8,345)	(4,485)	(1,356)
Income tax paid	(281)	(149)	(69)
Net cash (used in) / generated from operating activities	(18,753)	(13,626)	6,570
Cash flows from investing activities
Interest received	2,775	1,267	260
Purchase of property and equipment	(35,422)	(18,680)	(6,714)
Purchase of intangible assets	(391)	(661)	(126)
Proceeds from disposal of property and equipment	204	0	0
Advances on lease contracts not yet commenced	(1,085)	0	0
Dividends received from an associate	205	211	0
Placement of bank deposits	0	(17,200)	0
Return of bank deposits	18,297	0	0
Issuance of loans to employees	(623)	(340)	0
Net cash used in investing activities	(16,040)	(35,403)	(6,580)
Cash flows from financing activities
Equity instruments issue proceeds, net of transaction costs	0	0	90,480
Convertible loans issue proceeds	0	0	6,171
Proceeds from exercise of share option	0	313	0
Proceeds from borrowings, net of transaction costs	40,725	10,371	8,711
Proceeds from issue of a convertible bond, net of transaction costs	0	54,499	0
Amounts deposited for the convertible bond restructuring	(2,264)	0	0
Repayment of borrowings	(10,834)	(6,522)	(499)
Payment on principal portion of lease liabilities	(9,233)	(4,769)	(2,296)
Net cash generated from financing activities	18,394	53,892	102,567
Net (decrease)/increase in cash and cash equivalents	(16,399)	4,863	102,557
Cash and cash equivalents at the beginning of the year	108,037	103,702	2,994
Effects of exchange rate changes on the balance of cash held in foreign currencies	(1,169)	(528)	(1,849)
Cash and cash equivalents at the end of the year	₽ 90,469	₽ 108,037	₽ 103,702